Risk management - Spain real estate business segment information (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Memorandum items: Data from the public consolidated balance sheet
Total loans and advances to customers excluding the public sector (business in Spain)	€ 972,682	€ 916,199	€ 942,218
Total assets	1,595,835	1,508,250	1,522,695
Financial assets	163,853	176,554	184,596
Accumulated impairment
Memorandum items: Data from the public consolidated balance sheet
Financial assets	(215)	€ (284)	€ (474)
Spain | Real estate operations in Spain
Memorandum items: Data from the public consolidated balance sheet
Total assets	1,595,835
Spain | Real estate operations in Spain | Accumulated impairment
Memorandum items: Data from the public consolidated balance sheet
Financial assets	(1,472)
Spain | Real estate operations in Spain | Customers excluding the public sector
Memorandum items: Data from the public consolidated balance sheet
Total loans and advances to customers excluding the public sector (business in Spain)	€ 239,328